Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rental Commitments Under Operating Leases	Future minimum rental commitments under operating leases are as follows:
Year Ended December 31	Amount
2017	$40
2018	35
2019	31
2020	21
2021	17
2022 and thereafter	23
$167